Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Group Reports Income Taxes in the Income Statement
The Group reports income taxes in the income statement as detailed below:

(€’000)	For the year ended December 31,
	2020	2019	2018
Current tax (expense) / income	—	8	0
Deferred tax (expense) / income	—	—	—

Total income tax expense in profit or loss	—	8	0

Schedule of Reconciliation Between Effective and Theoretical Tax

(€’000)	For the year ended December 31,
	2020	2019	2018
Loss before tax	(17 204)	(28 640)	(37 427)
	—	—	—
Permanent differences	—	—	—
Tax disallowed expenses	1 092	967	269
Share-based payment	2 782	2 775	3 595
	—	—	—
Nominal tax rate	25.00%	29.58%	29.58%
Tax income at nominal tax rate 1	3 333	7 365	9 928
Deferred Tax assets not recognized	(3 333)	(7 357)	(9 928)
Effective tax expense	—	8	—
Effective tax rate	0%	0%	0%

1
The difference in foreign tax rate in the US (22.83%) compared to the Belgian rate (29.58%) is not distinctively disclosed in this table due to non-materiality of the operations of the Group’s subsidiary Celyad Inc.